Nature of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Summary of Significant Accounting Policies

Note 1. Nature of Business and Summary of Significant Accounting Policies

Nature of business: Daré Bioscience, Inc. (“Private Daré” or the “Company”), a Delaware corporation headquartered in San Diego, California, was formed on May 28, 2015. Private Daré is a clinical-stage biopharmaceutical company committed to the advancement of innovative products for women’s reproductive health. The Company is driven by a mission to identify, develop and bring to market a diverse portfolio of novel therapies that expand treatment options, improve outcomes and facilitate convenience for women. The Company is initially focused on the areas of contraception, vaginal health and fertility. The Company’s first product candidate, OvapreneTM, is a monthly non-hormonal contraceptive ring that is currently in clinical studies.

On March 20, 2017, Private Daré and Cerulean Pharma Inc. (NASDAQ: CERU) (“Cerulean”) announced that the two companies, together with the stockholders of Private Daré, entered into a definitive stock purchase agreement (the “Daré Stock Purchase Agreement”) under which the stockholders of Private Daré will become the majority owners of Cerulean (the “Daré Transaction”). While the level of cash remaining cannot be predicted with certainty, the terms of the Daré Stock Purchase Agreement provide higher ownership interests to Cerulean stockholders if Cerulean has more cash at the closing, but never in excess of 49% of the outstanding stock of Cerulean as of the closing. The Daré Transaction was approved by Cerulean stockholders and completed on July 19, 2017. Please refer to Note 7, Subsequent Events.

Since inception in 2015, the Company has devoted significant resources to license and prepare for the development of Ovaprene. The Company anticipates that the majority of operating expenses will be related to the development of Ovaprene and to expand its portfolio of product candidates. Substantially all of the Company’s resources are currently dedicated to advancing the clinical development of Ovaprene. The Company will require additional capital to advance Ovaprene and to acquire or license the rights to other potential product candidates.

The Company has signed an agreement (the “ADVA-Tec Agreement”) for a license from ADVA-Tec, Inc. (“ADVA-Tec”) for the exclusive right to develop and commercialize Ovaprene for human contraceptive use worldwide that becomes effective once the initial funding called for by the ADVA-Tec Agreement is secured. The license will become effective after the Company has secured initial funding of at least $1.25 million which the Company anticipates will be satisfied by the consummation of its proposed transaction with Cerulean, assuming Cerulean has at least $1.25 million in cash at the time of closing of the transaction with Cerulean described below. Please refer to Note 7, Subsequent Events, for discussion of the Company’s satisfaction of this initial funding requirement in connection with the consummation of the Daré Transaction. ADVA-Tec and its affiliates own issued patents or patent applications covering Ovaprene, and control proprietary trade secrets covering the manufacture of Ovaprene. As of the date of these financial statements, this patent portfolio includes 12 issued patents worldwide, along with 8 patent applications, all of which in accordance with the terms of the ADVA-Tec Agreement would be exclusively licensed to the Company. The Company also has a right of first refusal to license these patents and patent applications for purposes of additional indications for Ovaprene. Under the ADVA-Tec Agreement, ADVA-Tec will conduct certain research and development work as necessary to allow the Company to seek a Premarket Approval (“PMA”) from the Food and Drug Administration (“FDA”), and will supply the Company with its requirements of Ovaprene for clinical and commercial use on commercially reasonable terms.

Under the ADVA-Tec Agreement, the Company is required to make payments of up to $14.6 million in the aggregate to ADVA-Tec based on achievement of specified development and regulatory milestones, including completion of a successful Practical Clinical Trial (“PCT”) Study (as defined in the ADVA-Tec Agreement); approval by the FDA to commence the Phase 3 pivotal human clinical trial; successful completion of the Phase 3 pivotal human clinical trial; the FDA’s acceptance of the filing of a PMA for Ovaprene; the FDA’s approval of the PMA for Ovaprene; Conformite Europeene (“CE”) Marking of Ovaprene in at least three designated European countries; obtaining regulatory approval in at least three designated European countries; and obtaining regulatory approval in Japan. In addition, after the commercial launch of Ovaprene, the Company is also required to make royalty payments to ADVA-Tec based on aggregate annual net sales of Ovaprene in specified regions, which percentage royalty rate will vary between 1% and 10% and will increase based on various net sales thresholds. Finally, the Company is also required to make up to $20 million in the aggregate in commercial milestone payments to ADVA-Tec upon reaching certain worldwide net sales milestones.

The Company is obligated to use commercially reasonable efforts to develop and commercialize Ovaprene, and must meet certain minimum spending amounts per year, such amounts totaling $5 million in the aggregate over the first three years, and $2.5 million per year thereafter, until a final PMA is filed, or until the first commercial sale of Ovaprene, whichever occurs first.

The ADVA-Tec license continues on a country-by-country basis until the later of the life of the licensed patents or the Company’s last commercial sale of Ovaprene, and the ADVA-Tec Agreement includes customary termination rights for both parties, and provides the Company the right to terminate with or without cause in whole or on a country-by-country basis upon 60 days prior written notice. In addition, ADVA-Tec may terminate the ADVA-Tec Agreement if the Company fails to do any of the following: (i) satisfy the annual spending obligation described above; (ii) fail to use commercially reasonable efforts to complete all necessary pre-clinical and clinical studies required to support and submit a PMA; (iii) fail to conduct clinical trials as set forth in the development plan that is agreed by the Company and ADVA-Tec, and as may be modified by a joint research committee, where such failure is not caused by events outside of the Company’s reasonable control; or (iv) fail to enroll a patient in the first non-significant risk medical device study or clinical trial as allowed by an institutional review board within six months of the production and release of Ovaprene, where non-enrollment is not caused by events outside of the Company’s reasonable control. In addition, ADVA-Tec may terminate the ADVA-Tec Agreement if the Company develops or commercializes any non-hormonal ring-based vaginal contraceptive device which is deemed competitive to Ovaprene or, in certain limited circumstances, if the Company fails to commercialize Ovaprene in certain designated countries within three years of the first commercial sale of Ovaprene.

A summary of the Company’s significant accounting policies follows:

Basis of presentation: The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2016. The results of operations for the interim period shown in this report are not necessarily indicative of the results that may be expected for any other interim period or for the full year. As noted above, on July 19, 2017 the Company completed a transaction which resulted in approximately $9.9 million of cash on hand. The Company expects to have sufficient cash resources to fund its planned operations for the next two years. This estimate reflects assumptions that may prove to be wrong, and the Company could deplete the available cash resources sooner than currently expected.

Use of estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of stock-based compensation. Actual results could differ from those estimates and could materially affect the reported amounts of assets, liabilities and future operating results.

Cash: The Company considers cash and all highly liquid debt instruments with an original maturity of three months or less to be cash. The Company maintains its cash accounts primarily in one financial institution. Accounts at this institution are insured by the Federal Deposit Insurance Corporation. The Company’s accounts at this institution do not exceed federally insured limits at June 30, 2017.

Stock-based compensation: The Company records compensation expense for all stock-based awards granted based on the fair value of the award at the time of grant. The Company uses the Black-Scholes Pricing Model to determine the fair value of each of the awards which considers factors such as expected term, volatility, risk-free interest rate and dividend yield. Due to the limited history of the Company, the simplified method was utilized in order to determine the expected term of the awards. Additionally, the Company considered comparable companies in the industry which have available share price history to calculate the volatility. The Company compared US Treasury Bills in determining the risk-free interest rate appropriate given the expected term. Finally, the Company has not established nor do they plan to establish a dividend policy or declare any dividends in the foreseeable future and thus no dividend yield was determined necessary in the calculation of fair value.

Income taxes: The Company accounts for income taxes using the asset and liability method in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes. Under this method deferred income taxes are provided to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows the two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating the Company’s tax positions and tax benefits, which may require periodic adjustments. At June 30, 2017, the Company did not record any liabilities for uncertain tax positions.

As the Company has significant operating losses, the Company does not expect to pay any income taxes for 2017 and as such no income tax provision has been made. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the financial statements. The tax years 2015 to 2016 remain open to examination by federal and state taxing authorities.

Fair Value of Financial Instruments: Certain assets and liabilities are carried at fair value in accordance with ASC 820, Fair Value Measurement. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy is based on three levels of inputs that measure fair value, of which the first two levels are considered observable and the last level is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s instruments that are carried at fair value are cash equivalents, accounts payable and accrued interest. The carrying values of accounts payable and accrued interest approximate their fair value due to the short-term nature of these liabilities.

Recent accounting pronouncements: On May 28, 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers, which impacts the way in which some entities recognize revenue for certain types of transactions. The new standard will become effective beginning in 2018 for public companies. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on its revenue recognition policy upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The new standard is effective for public companies for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on the financial statements.

Note 1. Nature of Business and Summary of Significant Accounting Policies

Nature of business: Daré Bioscience, Inc. (the “Company”), a Delaware corporation headquartered in San Diego, California, was formed on May 28, 2015. The Company is a clinical-stage pharmaceutical company committed to the development and commercialization of innovative products for women’s reproductive health. The Company seeks product candidates that expand options, improve outcomes and are easy for women to use. The Company’s first product candidate is Ovaprene®, a non-hormonal contraceptive intravaginal ring intended to provide protection over multiple weeks of use, requiring no intervention at the time of intercourse.

Since inception in 2015, the Company has devoted significant resources to license and prepare for the development of Ovaprene. The Company anticipates that the majority of operating expenses will be related to the development of Ovaprene and to expand its portfolio of product candidates. Substantially all of the Company’s resources are currently dedicated to advancing the clinical development of Ovaprene. The Company will require additional capital to advance Ovaprene and to acquire or license the rights to other potential product candidates.

A summary of the Company’s significant accounting policies follows:

Basis of presentation: The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company reported a net loss of $672,687 and $55,148 for the year ended December 31, 2016 and the period from May 28, 2015 (inception) through December 31, 2015, respectively. As a result of the Company’s history of losses and financial condition, there is substantial doubt about the Company’s ability to continue as a going concern. Management believes that cash provided by additional financing from new and existing shareholders will be required to enable the Company to achieve its objectives over the next twelve months. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of stock-based compensation. Actual results could differ from those estimates and could materially affect the reported amounts of assets, liabilities and future operating results.

Cash: The Company considers cash and all highly liquid debt instruments with an original maturity of three months or less to be cash. The Company maintains its cash accounts primarily in one financial institution. Accounts at this bank are insured by the Federal Deposit Insurance Corporation. The Company’s accounts at this institution do not exceed federally insured limits at December 31, 2016.

Stock-based compensation: The Company records compensation expense for all stock-based awards granted based on the fair value of the award at the time of grant. The Company uses the Black-Scholes Pricing Model to determine the fair value of each of the awards which considers factors such as expected term, volatility, risk free interest rate and dividend yield. Due to the limited history of the Company, the simplified method was utilized in order to determine the expected term of the awards. Additionally, the Company considered comparable companies in the industry which have available share price history to calculate the volatility. The Company compared US Treasury Bills in determining the risk-free interest rate appropriate given the expected term. Finally, the Company has not established nor do they plan to establish a dividend policy or declare any dividends in the foreseeable future and thus no dividend yield was determined necessary in the calculation of fair value.

Income taxes: The Company accounts for income taxes using the asset and liability method in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes. Under this method deferred income taxes are provided to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows the two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating the Company’s tax positions and tax benefits, which may require periodic adjustments. At December 31, 2016, the Company did not record any liabilities for uncertain tax positions.

As the company has significant operating losses, the company does not expect to pay any income taxes for 2016 and as such no income tax provision has been made. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the financial statements. The tax years 2015 to 2016 remain open to examination by federal and state taxing authorities.

Fair Value of Financial Instruments: Certain assets and liabilities are carried at fair value in accordance with ASC 820, Fair Value Measurement. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy is based on three levels of inputs which are used to measure fair value, of which the first two levels are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s instruments that are carried at fair value are cash equivalents, accounts payable and accrued interest. The carrying values of accounts payable and accrued interest approximate their fair value due to the short-term nature of these assets and liabilities.

Recent accounting pronouncements: On May 28, 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers, which impacts the way in which some entities recognize revenue for certain types of transactions. The new standard will become effective beginning in 2019 for private companies. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on its revenue recognition policy upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The new standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on the financial statements.